Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 792	$ 306	$ 524
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(2)	3	(31)
Net change of the effective portion of designated cash flow hedges	3	(8)	8
Total comprehensive income (loss)	$ 793	$ 301	$ 501